Trade and other receivables	6 Months Ended
Jun. 30, 2023
Trade and other receivables.
Trade and other receivables

7. Trade and other receivables

Trade and other receivables are composed of receivables which are detailed below:

	As of
	June 30,	December 31,
(in thousands of $)	2023	2022
Trade receivables	304,229	241,228
Other receivables	29,557	12,918
Interest receivable	19,446	21,551
Total trade and other receivables	$353,232	$275,697

The carrying amounts of trade and other receivables approximate their respective fair values. On June 30, 2023 and December 31, 2022, the Company did not have any provision for expected credit losses.